Note 8 - Inventories	12 Months Ended
Dec. 31, 2025
Notes to Financial Statements
Inventory Disclosure [Text Block]
8.	INVENTORIES

The components of inventories are as follows:

	December 31,
	2025	2024
Raw materials	$73,629	$74,750
Work in progress	58,076	53,569
Finished goods	35,565	33,051
Inventories	$167,270	$161,370